Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB
Computers and equipment	70,923	41,783
Leasehold improvement	50,363	35,300
Furniture and fixtures	11,753	3,283
Vehicle	228	228
Total	133,267	80,594
Less: Accumulated depreciation	(112,092)	(63,577)
Property and equipment, net	21,175	17,017